UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
September 30, 2020
Columbia Short Term Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Short Term Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2010
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2006
Average annual total returns (%) (for the period ended September 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/02/92	8.28	2.70	1.81	1.41
	Including sales charges		7.25	1.68	1.61	1.31
Advisor Class*		11/08/12	8.43	2.95	2.06	1.67
Class C	Excluding sales charges	10/02/92	7.98	2.09	1.20	0.92
	Including sales charges		6.98	1.09	1.20	0.92
Institutional Class		09/30/92	8.43	2.95	2.06	1.67
Institutional 2 Class*		11/08/12	8.37	2.94	2.14	1.73
Institutional 3 Class		07/15/09	8.39	3.09	2.19	1.79
Class R		09/27/10	8.15	2.34	1.53	1.15
Bloomberg Barclays 1-3 Year Government/Credit Index			1.41	3.73	2.09	1.57
Returns for Class A shares are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment-grade corporate debt securities with maturities of one to three years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Short Term Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2020)
Asset-Backed Securities — Non-Agency	23.9
Commercial Mortgage-Backed Securities - Non-Agency	9.0
Corporate Bonds & Notes	32.6
Foreign Government Obligations	0.1
Money Market Funds	2.4
Residential Mortgage-Backed Securities - Agency	8.8
Residential Mortgage-Backed Securities - Non-Agency	22.3
U.S. Treasury Obligations	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at September 30, 2020)
AAA rating	22.4
AA rating	13.5
A rating	23.0
BBB rating	23.9
BB rating	3.7
B rating	2.4
CCC rating	0.2
D rating	0.0(a)
Not rated	10.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not Rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not Rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Short Term Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2020 — September 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,082.80	1,021.21	4.02	3.90	0.77
Advisor Class	1,000.00	1,000.00	1,084.30	1,022.46	2.72	2.64	0.52
Class C	1,000.00	1,000.00	1,079.80	1,018.25	7.09	6.88	1.36
Institutional Class	1,000.00	1,000.00	1,084.30	1,022.46	2.72	2.64	0.52
Institutional 2 Class	1,000.00	1,000.00	1,083.70	1,022.86	2.30	2.23	0.44
Institutional 3 Class	1,000.00	1,000.00	1,083.90	1,023.11	2.04	1.98	0.39
Class R	1,000.00	1,000.00	1,081.50	1,019.95	5.32	5.16	1.02
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Short Term Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 26.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	8,675,000	8,750,753
Series 2020-2 Class D
05/13/2026	5.650%	2,000,000	2,196,761
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	9,850,000	9,901,678
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.725%	4,000,000	3,907,500
Ascentium Equipment Receivables(a)
Series 2019-2A Class D
11/10/2026	2.850%	3,250,000	3,217,758
Avant Loans Funding Trust(a)
Series 2019-A Class A
07/15/2022	3.480%	261,389	261,473
Series 2019-A Class B
12/15/2022	3.800%	3,925,000	3,938,558
Series 2019-B Class B
10/15/2026	3.150%	2,750,000	2,761,280
Series 2020-REV1 Class A
05/15/2029	2.170%	10,000,000	9,878,957
Series 2020-REV1 Class B
05/15/2029	2.680%	1,600,000	1,531,469
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	9,725,000	10,290,330
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.975%	10,800,000	10,734,325
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.412%	8,550,000	8,425,597
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.695%	5,000,000	4,840,700
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.722%	8,000,000	7,877,632
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	1.522%	8,000,000	7,729,640
CarMax Auto Owner Trust
Subordinated Series 2020-2 Class B
08/15/2025	2.900%	2,000,000	2,098,664
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	2,950,000	2,995,057
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	34,401	34,346
Series 2019-A Class A
10/16/2023	3.400%	468,037	465,361
Series 2019-B Class A
06/17/2024	2.660%	623,654	623,475
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	1,643,683	1,634,446
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	4,500,000	4,435,450
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	571,405	572,396
Series 2018-P2 Class B
10/15/2025	4.100%	1,300,000	1,276,479
Dell Equipment Finance Trust(a)
Subordinated Series 2020-1 Class B
04/24/2023	2.980%	3,242,000	3,253,594
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	3,700,000	3,803,635
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	650,000	672,337
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.825%	3,025,000	2,993,107
DT Auto Owner Trust(a)
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	3,000,000	3,100,315
Subordinated Series 2019-1A Class C
11/15/2024	3.610%	2,950,000	3,026,242
Subordinated Series 2019-3A Class D
04/15/2025	2.960%	4,900,000	5,023,141
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	8,000,000	8,227,367
Series 2019-4A Class D
09/15/2025	2.580%	4,425,000	4,530,684
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	2,275,009	2,347,075
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	9,750,000	9,962,022
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	4,850,000	4,900,092
Subordinated Series 2020-3A Class B
08/15/2024	1.380%	8,250,000	8,379,753
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.722%	5,500,000	5,442,602
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	2.075%	5,550,000	5,553,580
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	1.375%	6,875,000	6,800,062
Marlette Funding Trust(a)
Series 2018-4A Class A
12/15/2028	3.710%	565,246	569,429
Series 2019-1A Class A
04/16/2029	3.440%	830,806	839,220
Series 2019-1A Class B
04/16/2029	3.940%	750,000	754,030
Series 2019-3A Class B
09/17/2029	3.070%	5,175,000	5,229,004
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	2,625,000	2,676,456
Subordinated Series 2020-2A Class B
09/16/2030	1.830%	7,500,000	7,527,345
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	2,832,045	2,887,964
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	1.922%	11,200,000	11,145,154
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	1,569,891	1,583,423
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	35,346	35,306
Series 2019-1A Class B
04/15/2025	4.030%	945,000	942,994
Series 2019-2A Class B
09/15/2025	3.690%	3,300,000	3,275,257
Series 2019-3A Class B
07/15/2025	3.590%	3,250,000	3,209,150
Series 2019-4A Class B
02/17/2026	3.200%	5,750,000	5,623,805
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	1.925%	9,250,000	9,120,343
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.675%	10,000,000	9,855,070
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	4,147,439
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	4,900,000	4,953,747
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	1,614,372	1,642,018
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	1,438,074	1,443,807
Series 2016-3A Class A
10/20/2033	2.430%	1,175,287	1,166,466
Series 2018-3A Class A
09/20/2035	3.690%	732,229	736,836
SoFi Consumer Loan Program LLC(a),(c)
Subordinated Series 2016-5 Class B
09/25/2028	4.550%	3,275,343	3,336,816
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	3,025,000	3,034,872
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	178,840	179,033

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	3,172,890	3,199,434
Series 2020-2 Class A
11/20/2030	2.309%	3,925,000	3,921,518
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	5,914,000	6,054,019
Subordinated Series 2020-2A Class D
01/15/2026	2.760%	1,570,000	1,609,998
Total Asset-Backed Securities — Non-Agency (Cost $287,941,068)			289,095,646

Commercial Mortgage-Backed Securities - Non-Agency 9.8%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.602%	9,100,000	8,402,471
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	1.503%	11,500,000	10,752,756
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.402%	3,650,000	3,377,790
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.652%	1,975,000	1,808,065
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.402%	13,500,000	12,909,594
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.253%	5,950,000	5,920,712
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.403%	3,370,007	3,362,893
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.739%	2,180,000	1,997,378
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.039%	1,931,000	1,726,024
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.177%	5,900,000	5,162,887
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.452%	3,900,000	3,844,002
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.052%	2,989,474	2,983,974
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.853%	8,855,959	8,762,372
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,075,873
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	11,887,570	12,174,396
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	999,327
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	2,029,669
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,200,000	1,223,760
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	300,000	307,097
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	350,000	363,946
RETL(a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	1.302%	359,258	341,491

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	0.903%	16,055,000	15,576,598
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.242%	1,600,000	1,358,768
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $112,600,204)			108,461,843

Corporate Bonds & Notes 35.7%

Aerospace & Defense 1.3%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	3,000,000	3,383,205
General Dynamics Corp.
04/01/2025	3.250%	3,000,000	3,327,009
L3Harris Technologies, Inc.
02/15/2021	4.950%	3,000,000	3,014,787
Northrop Grumman Corp.
08/01/2023	3.250%	3,000,000	3,237,759
TransDigm, Inc.
07/15/2024	6.500%	434,000	432,878
05/15/2025	6.500%	289,000	288,165
TransDigm, Inc.(a)
12/15/2025	8.000%	701,000	762,179
Total			14,445,982
Airlines 0.0%
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	299,000	306,556
Automotive 0.3%
Allison Transmission, Inc.(a)
10/01/2024	5.000%	425,000	429,048
Clarios Global LP(a)
05/15/2025	6.750%	320,000	337,080
Ford Motor Credit Co. LLC
01/09/2022	3.219%	178,000	178,236
11/17/2023	3.370%	200,000	196,935
03/18/2024	5.584%	1,100,000	1,144,842
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	333,000	332,194
Total			2,618,335
Banking 8.0%
Ally Financial, Inc.
05/19/2022	4.625%	348,000	365,477
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Co.
08/01/2022	2.500%	3,000,000	3,104,012
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	2,650,000	2,731,344
Bank of America Corp.
08/01/2025	3.875%	7,700,000	8,753,502
Bank of Montreal
11/01/2022	2.050%	2,500,000	2,584,865
Bank of New York Mellon Corp. (The)
01/27/2023	1.850%	2,705,000	2,792,232
Bank of Nova Scotia (The)
09/15/2023	0.550%	3,000,000	2,998,022
BB&T Corp.
06/20/2022	3.050%	3,010,000	3,138,440
CIT Group, Inc.
08/01/2023	5.000%	416,000	433,020
Citigroup, Inc.
10/27/2022	2.700%	6,500,000	6,775,513
Discover Bank
09/12/2024	2.450%	3,000,000	3,163,986
Goldman Sachs Group, Inc. (The)
01/24/2022	5.750%	6,600,000	7,047,428
HSBC Holdings PLC
03/30/2022	4.000%	4,000,000	4,195,978
ING Bank NV(a)
06/09/2021	5.000%	2,000,000	2,063,198
JPMorgan Chase & Co.(d)
06/01/2024	1.514%	8,500,000	8,676,186
Lloyds Bank PLC
08/14/2022	2.250%	2,750,000	2,831,620
Morgan Stanley(d)
04/28/2026	2.188%	5,500,000	5,755,354
PNC Bank NA
02/23/2025	2.950%	2,450,000	2,676,577
Toronto-Dominion Bank (The)
06/12/2025	1.150%	3,000,000	3,046,581
UBS AG(a)
04/21/2022	1.750%	3,000,000	3,054,959
US Bank NA
01/21/2025	2.050%	2,000,000	2,114,485
Wells Fargo & Co.(d)
10/30/2025	2.406%	6,500,000	6,812,575
Westpac Banking Corp.
01/11/2022	2.800%	3,000,000	3,095,337
Total			88,210,691

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
05/15/2025	7.000%	350,000	373,275
Building Materials 0.1%
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	197,000	192,232
James Hardie International Finance DAC(a)
01/15/2025	4.750%	583,000	596,530
Total			788,762
Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
03/01/2023	4.000%	352,000	355,938
05/01/2025	5.375%	1,000,000	1,030,201
02/15/2026	5.750%	179,000	186,103
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	4,000,000	4,433,535
Comcast Corp.
04/15/2024	3.700%	3,000,000	3,311,414
CSC Holdings LLC
11/15/2021	6.750%	160,000	167,758
06/01/2024	5.250%	531,000	569,370
DISH DBS Corp.
06/01/2021	6.750%	151,000	154,768
07/15/2022	5.875%	155,000	160,825
Sirius XM Radio, Inc.(a)
08/01/2022	3.875%	288,000	290,957
07/15/2024	4.625%	745,000	771,057
Videotron Ltd.
07/15/2022	5.000%	239,000	249,430
Total			11,681,356
Chemicals 0.7%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	526,000	536,413
Chemours Co. (The)
05/15/2023	6.625%	176,000	178,299
DowDuPont, Inc.
11/15/2023	4.205%	2,500,000	2,746,148
INEOS Group Holdings SA(a)
08/01/2024	5.625%	568,000	574,079
LyondellBasell Industries NV
04/15/2024	5.750%	3,000,000	3,443,163
PQ Corp.(a)
12/15/2025	5.750%	171,000	176,085
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(a)
09/15/2025	4.875%	174,000	180,077
Total			7,834,264
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
07/07/2023	0.650%	2,085,000	2,094,305
H&E Equipment Services, Inc.
09/01/2025	5.625%	293,000	305,364
John Deere Capital Corp.
07/05/2023	0.700%	1,200,000	1,213,685
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	647,000	666,619
United Rentals North America, Inc.
10/15/2025	4.625%	186,000	190,287
Total			4,470,260
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/2022	3.500%	362,000	368,932
APX Group, Inc.
12/01/2022	7.875%	446,000	447,101
Expedia Group, Inc.(a)
12/15/2023	3.600%	328,000	335,051
05/01/2025	6.250%	20,000	22,029
05/01/2025	7.000%	291,000	313,688
Total			1,486,801
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	235,000	248,190
Mattel, Inc.(a)
12/31/2025	6.750%	506,000	533,742
Newell Brands, Inc.
06/01/2025	4.875%	334,000	360,248
Prestige Brands, Inc.(a)
03/01/2024	6.375%	185,000	190,495
Spectrum Brands, Inc.
07/15/2025	5.750%	222,000	229,279
Total			1,561,954
Diversified Manufacturing 0.7%
Carrier Global Corp.(a)
02/15/2025	2.242%	3,500,000	3,649,693
CFX Escrow Corp.(a)
02/15/2024	6.000%	514,000	534,104
02/15/2026	6.375%	203,000	215,530

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honeywell International, Inc.
06/01/2025	1.350%	2,253,000	2,322,975
TriMas Corp.(a)
10/15/2025	4.875%	224,000	227,198
WESCO Distribution, Inc.
12/15/2021	5.375%	419,000	419,627
06/15/2024	5.375%	229,000	234,713
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	193,000	210,104
Total			7,813,944
Electric 3.3%
American Electric Power Co., Inc.
11/13/2020	2.150%	1,000,000	1,002,074
Clearway Energy Operating LLC
10/15/2025	5.750%	351,000	369,364
Dominion Resources, Inc.
01/15/2022	2.750%	3,000,000	3,069,006
DTE Energy Co.
06/01/2025	1.050%	3,200,000	3,202,696
Duke Energy Corp.
09/15/2025	0.900%	2,735,000	2,734,980
Eversource Energy
08/15/2025	0.800%	3,500,000	3,485,871
Exelon Corp.
04/15/2021	2.450%	2,686,000	2,710,132
FirstEnergy Corp.
01/15/2026	1.600%	3,000,000	2,977,402
NextEra Energy Capital Holdings, Inc.
04/01/2022	2.900%	2,000,000	2,071,389
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	912,000	950,311
Pinnacle West Capital Corp.
06/15/2025	1.300%	3,000,000	3,047,757
PPL Capital Funding, Inc.
05/15/2026	3.100%	3,000,000	3,316,733
Southern Co. (The)
07/01/2026	3.250%	3,000,000	3,345,002
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	604,000	618,577
WEC Energy Group, Inc.
09/15/2023	0.550%	2,200,000	2,203,423
Xcel Energy, Inc.
10/15/2023	0.500%	1,625,000	1,624,385
Total			36,729,102
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	983,000	994,477
08/01/2025	3.750%	146,000	146,782
Total			1,141,259
Finance Companies 0.7%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	100,000	93,656
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	5,000,000	5,343,773
Navient Corp.
10/26/2020	5.000%	311,000	311,465
07/26/2021	6.625%	313,000	317,799
01/25/2022	7.250%	267,000	274,032
01/25/2023	5.500%	318,000	320,653
Quicken Loans, Inc.(a)
05/01/2025	5.750%	460,000	473,529
Springleaf Finance Corp.
05/15/2022	6.125%	522,000	541,126
Total			7,676,033
Food and Beverage 2.3%
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	3,500,000	3,954,915
Aramark Services, Inc.(a)
05/01/2025	6.375%	42,000	43,688
Bacardi Ltd.(a)
05/15/2025	4.450%	3,500,000	3,902,925
Conagra Brands, Inc.
05/01/2024	4.300%	3,300,000	3,681,458
Cott Holdings, Inc.(a)
04/01/2025	5.500%	703,000	720,567
Diageo Capital PLC
09/29/2025	1.375%	2,500,000	2,565,414
Kraft Heinz Foods Co. (The)
07/15/2025	3.950%	1,444,000	1,570,607
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	290,000	302,308
Mondelez International, Inc.
05/04/2025	1.500%	3,000,000	3,084,065
PepsiCo, Inc.
05/01/2023	0.750%	2,000,000	2,020,716
Performance Food Group, Inc.(a)
06/01/2024	5.500%	183,000	183,838
05/01/2025	6.875%	257,000	273,705

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	634,000	646,915
Treehouse Foods, Inc.(a)
02/15/2024	6.000%	90,000	92,468
Tyson Foods, Inc.
08/15/2024	3.950%	2,150,000	2,388,339
Total			25,431,928
Gaming 0.4%
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	321,000	330,729
07/01/2025	6.250%	626,000	654,128
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	231,000	246,045
06/01/2025	5.250%	182,000	197,825
International Game Technology PLC(a)
02/15/2022	6.250%	358,000	365,813
02/15/2025	6.500%	203,000	216,362
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	511,000	542,039
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	139,000	141,810
MGM Resorts International
03/15/2023	6.000%	364,000	377,942
Scientific Games International, Inc.(a)
10/15/2025	5.000%	571,000	573,981
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	377,000	373,814
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	337,000	319,902
03/01/2025	5.500%	219,000	206,964
Total			4,547,354
Health Care 1.3%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	468,000	470,960
03/01/2024	6.500%	124,000	127,184
AMN Healthcare, Inc.(a)
10/01/2024	5.125%	134,000	137,032
Avantor, Inc.(a)
10/01/2024	6.000%	1,019,000	1,065,187
Becton Dickinson and Co.
06/06/2024	3.363%	4,000,000	4,326,056
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	831,000	842,626
Cigna Corp.
07/15/2023	3.000%	2,455,000	2,601,148
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2025	5.375%	638,000	698,525
HealthSouth Corp.
11/01/2024	5.750%	257,000	257,277
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	241,000	248,558
Hologic, Inc.(a)
10/15/2025	4.375%	176,000	179,851
McKesson Corp.
03/15/2023	2.850%	2,001,000	2,095,091
Tenet Healthcare Corp.
07/15/2024	4.625%	924,000	926,874
05/01/2025	5.125%	367,000	370,319
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	273,000	274,671
Total			14,621,359
Healthcare Insurance 0.9%
Aetna, Inc.
06/15/2023	2.800%	3,000,000	3,157,393
Anthem, Inc.
01/15/2025	2.375%	2,500,000	2,653,163
Centene Corp.
05/15/2022	4.750%	138,000	139,850
01/15/2025	4.750%	515,000	529,001
01/15/2025	4.750%	493,000	506,678
Centene Corp.(a)
04/01/2025	5.250%	572,000	594,596
UnitedHealth Group, Inc.
02/15/2023	2.750%	2,100,000	2,202,355
Total			9,783,036
Home Construction 0.2%
Lennar Corp.
01/15/2022	4.125%	284,000	289,983
11/15/2024	5.875%	197,000	219,845
Meritage Homes Corp.
04/01/2022	7.000%	235,000	250,568
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	377,000	397,771
03/01/2024	5.625%	188,000	200,508
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	166,706
Total			1,525,381
Independent Energy 0.7%
Apache Corp.
11/15/2025	4.625%	191,000	182,029

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
02/01/2025	3.900%	3,000,000	3,253,959
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	44,000	14,258
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	153,000	157,170
EQT Corp.
10/01/2022	3.000%	119,000	116,350
Murphy Oil Corp.
08/15/2024	6.875%	162,000	149,592
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	275,000	274,473
Range Resources Corp.
08/15/2022	5.000%	146,000	140,829
Woodside Finance Ltd.(a)
05/10/2021	4.600%	2,000,000	2,025,208
03/05/2025	3.650%	1,000,000	1,060,536
WPX Energy, Inc.
09/15/2024	5.250%	714,000	744,997
Total			8,119,401
Integrated Energy 0.3%
BP Capital Markets PLC
11/01/2021	3.561%	2,000,000	2,066,760
Cenovus Energy, Inc.
08/15/2022	3.000%	1,629,000	1,589,158
Total			3,655,918
Leisure 0.3%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	167,000	175,322
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	393,000	376,512
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	283,000	290,164
Cinemark USA, Inc.
12/15/2022	5.125%	228,000	202,861
06/01/2023	4.875%	204,000	174,406
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	546,000	528,891
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	282,000	197,580
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	605,000	569,057
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	53,000	56,429
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vail Resorts, Inc.(a)
05/15/2025	6.250%	330,000	350,150
Total			2,921,372
Life Insurance 1.2%
American International Group, Inc.
04/01/2026	3.900%	3,000,000	3,414,134
Five Corners Funding Trust(a)
11/15/2023	4.419%	2,500,000	2,775,936
Metropolitan Life Global Funding I(a)
07/02/2025	0.950%	2,000,000	2,018,960
Principal Life Global Funding II(a)
06/23/2025	1.250%	2,000,000	2,036,391
Voya Financial, Inc.
07/15/2024	3.125%	3,000,000	3,233,200
Total			13,478,621
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	136,000	136,158
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	211,000	220,108
Total			356,266
Media and Entertainment 0.6%
Discovery Communications LLC
06/15/2025	3.950%	2,500,000	2,804,280
Netflix, Inc.
02/15/2022	5.500%	160,000	167,876
03/01/2024	5.750%	272,000	301,373
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	436,000	443,885
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	62,000	63,858
RELX Capital, Inc.
03/16/2023	3.500%	2,890,000	3,073,641
TEGNA, Inc.(a)
03/15/2026	4.750%	150,000	153,024
Total			7,007,937
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	514,000	530,490
Constellium NV(a)
05/15/2024	5.750%	518,000	526,584
03/01/2025	6.625%	430,000	440,336
02/15/2026	5.875%	373,000	382,836

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
11/14/2024	4.550%	405,000	435,013
Hudbay Minerals, Inc.(a)
01/15/2023	7.250%	455,000	463,784
01/15/2025	7.625%	362,000	369,137
Total			3,148,180
Midstream 2.3%
Buckeye Partners LP
07/01/2023	4.150%	114,000	112,460
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	209,000	240,715
Cheniere Energy Partners LP
10/01/2025	5.250%	440,000	449,953
DCP Midstream Operating LP
03/15/2023	3.875%	518,000	511,992
Enterprise Products Operating LLC
02/15/2025	3.750%	3,000,000	3,337,443
EQM Midstream Partners LP(a)
07/01/2025	6.000%	181,000	186,667
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	3,000,000	3,274,935
MPLX LP
12/01/2024	4.875%	3,000,000	3,361,173
01/15/2025	5.250%	272,000	282,054
NGPL PipeCo LLC(a)
08/15/2022	4.375%	182,000	188,884
NuStar Logistics LP
02/01/2022	4.750%	492,000	492,491
10/01/2025	5.750%	259,000	267,376
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	4,000,000	4,119,372
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	86,000	79,616
Sunoco LP/Finance Corp.
01/15/2023	4.875%	718,000	723,430
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	436,000	413,093
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	1,075,000	1,066,593
02/01/2025	5.125%	81,000	81,041
Western Midstream Operating LP
02/01/2025	3.100%	1,998,000	1,901,437
Williams Companies, Inc. (The)
01/15/2023	3.700%	4,000,000	4,226,684
Total			25,317,409
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.6%
NiSource, Inc.
08/15/2025	0.950%	3,500,000	3,495,743
Sempra Energy(b)
3-month USD LIBOR + 0.450% 03/15/2021	0.700%	3,192,000	3,196,369
Total			6,692,112
Oil Field Services 0.0%
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	109,200	70,359
Other Industry 0.0%
Hillenbrand, Inc.
06/15/2025	5.750%	179,000	191,577
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	369,000	361,848
10/01/2025	5.250%	75,000	69,494
Starwood Property Trust, Inc.
02/01/2021	3.625%	414,000	413,579
Total			844,921
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	448,000	465,136
04/30/2025	5.250%	281,000	293,618
Berry Global, Inc.
07/15/2023	5.125%	362,000	367,421
Berry Global, Inc.(a)
02/15/2026	4.500%	185,000	187,366
BWAY Holding Co.(a)
04/15/2024	5.500%	395,000	396,389
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	401,000	406,004
07/15/2024	7.000%	219,000	222,944
Total			2,338,878
Paper 0.0%
Graphic Packaging International, Inc.
04/15/2021	4.750%	166,000	167,342
Pharmaceuticals 1.7%
AbbVie, Inc.
05/14/2026	3.200%	6,000,000	6,600,152
Amgen, Inc.
05/11/2022	2.650%	3,000,000	3,101,332

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	25,000	24,921
03/15/2024	7.000%	827,000	855,707
04/15/2025	6.125%	579,000	592,662
11/01/2025	5.500%	186,000	190,782
Bristol Myers Squibb Co.
07/26/2024	2.900%	1,940,000	2,103,073
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	375,000	383,378
Gilead Sciences, Inc.
09/29/2023	0.750%	3,890,000	3,897,188
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	368,000	378,871
Total			18,128,066
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/15/2024	3.350%	2,500,000	2,742,680
Loews Corp.
05/15/2023	2.625%	2,644,000	2,774,024
Radian Group, Inc.
03/15/2025	6.625%	182,000	192,908
Total			5,709,612
Railroads 0.2%
CSX Corp.
06/01/2021	4.250%	2,000,000	2,031,538
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	232,000	236,263
10/15/2025	5.000%	180,000	184,589
IRB Holding Corp.(a)
06/15/2025	7.000%	699,000	746,020
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%	812,000	832,555
Total			1,999,427
Retailers 0.3%
Hanesbrands, Inc.(a)
05/15/2025	5.375%	323,000	340,868
Lowe’s Companies, Inc.
04/15/2022	3.120%	2,000,000	2,069,940
Penske Automotive Group, Inc.
10/01/2022	5.750%	544,000	544,000
09/01/2025	3.500%	338,000	336,857
PetSmart, Inc.(a)
06/01/2025	5.875%	371,000	379,989
Total			3,671,654
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	432,000	446,469
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2023	3.500%	185,000	187,238
03/15/2026	3.250%	568,000	563,951
Total			1,197,658
Technology 1.5%
Broadcom, Inc.
11/15/2025	3.150%	4,000,000	4,316,387
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	186,000	189,161
Cisco Systems, Inc.
09/20/2021	1.850%	1,500,000	1,521,476
CommScope Finance LLC(a)
03/01/2024	5.500%	339,000	347,710
IBM Credit LLC
02/06/2023	3.000%	2,000,000	2,120,326
Microchip Technology, Inc.(a)
09/01/2025	4.250%	351,000	364,034
NCR Corp.(a)
04/15/2025	8.125%	576,000	636,829
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2025	2.700%	3,070,000	3,248,984
Oracle Corp.
04/01/2025	2.500%	2,000,000	2,142,896
PTC, Inc.(a)
02/15/2025	3.625%	179,000	181,543
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	289,000	299,606
Symantec Corp.(a)
04/15/2025	5.000%	186,000	190,632
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	540,000	565,038
Total			16,124,622
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a)
10/15/2022	3.300%	3,000,000	3,138,510
XPO Logistics, Inc.(a)
06/15/2022	6.500%	266,000	266,610
Total			3,405,120
Wireless 0.8%
American Tower Corp.
09/15/2025	1.300%	3,700,000	3,734,211

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
10/01/2022	4.000%	532,000	535,484
09/01/2024	4.875%	243,000	249,020
Sprint Communications, Inc.
11/15/2022	6.000%	255,000	274,735
Sprint Corp.
09/15/2023	7.875%	755,000	867,264
06/15/2024	7.125%	260,000	299,037
T-Mobile USA, Inc.(a)
02/15/2026	1.500%	3,000,000	3,013,285
Total			8,973,036
Wirelines 1.4%
AT&T, Inc.
02/01/2028	1.650%	4,000,000	4,005,787
CenturyLink, Inc.
06/15/2021	6.450%	924,000	948,715
03/15/2022	5.800%	466,000	480,807
04/01/2024	7.500%	126,000	141,005
04/01/2025	5.625%	138,000	147,624
Level 3 Financing, Inc.
01/15/2024	5.375%	84,000	84,644
Orange SA
09/14/2021	4.125%	2,810,000	2,908,379
Telefonica Emisiones SAU
04/27/2023	4.570%	3,000,000	3,286,823
Verizon Communications, Inc.
02/15/2025	3.376%	2,500,000	2,785,135
Total			14,788,919
Total Corporate Bonds & Notes (Cost $383,232,211)			393,387,577

Foreign Government Obligations(g) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
08/01/2023	5.250%	578,000	570,239
United States 0.0%
Morocco Government AID Bond(b),(e),(f)
6-month USD LIBOR + 0.000% 05/01/2023	0.281%	255,000	251,175
Total Foreign Government Obligations (Cost $829,165)			821,414

Residential Mortgage-Backed Securities - Agency 9.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2021- 01/01/2024	5.000%	54,407	57,322
01/01/2023- 10/01/2024	4.500%	36,586	38,643
03/01/2025- 04/01/2026	4.000%	26,326	27,931
11/01/2025- 07/01/2026	3.500%	8,642	9,157
09/01/2035	2.000%	10,230,048	10,642,335
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.218% Cap 9.644% 03/01/2034	3.640%	127,178	127,603
12-month USD LIBOR + 1.735% Cap 10.860% 07/01/2036	2.735%	1,814	1,828
12-month USD LIBOR + 1.709% Cap 11.047% 08/01/2036	2.687%	32,394	34,014
12-month USD LIBOR + 1.765% Cap 11.060% 12/01/2036	3.730%	15,220	15,268
Federal National Mortgage Association
03/01/2023	5.000%	1,042	1,097
03/01/2024- 06/01/2026	4.000%	30,177	31,995
12/01/2025- 09/01/2026	3.500%	8,370	8,863
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	2.538%	23,097	23,257
12-month USD LIBOR + 1.485% Floor 1.485%, Cap 11.860% 09/01/2037	2.110%	11,768	11,711
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	4.071%	6,241	6,356
Federal National Mortgage Association(h)
CMO Series G-15 Class A
06/25/2021	0.000%	1	1
Government National Mortgage Association
09/20/2021	6.000%	2,629	2,645
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	3.000%	12,892	13,434

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(i)
10/19/2035	2.000%	55,000,000	57,182,813
10/19/2035	2.500%	26,500,000	27,671,797
10/19/2035	3.000%	10,000,000	10,493,750
Total Residential Mortgage-Backed Securities - Agency (Cost $106,510,299)			106,401,820

Residential Mortgage-Backed Securities - Non-Agency 24.4%

AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	0.628%	14,774	14,661
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	1,312,844	1,312,849
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,224,530
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	1,834,012	1,872,868
CMO Series 2019-2 Class A3
03/25/2049	3.833%	2,347,844	2,388,319
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	92,135	92,128
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	5,476,416	5,603,237
Bayview Opportunity Master Fund IIIb Trust(a),(c)
Series 2019-LT2 Class A1
10/28/2034	3.376%	912,274	913,714
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,593,142	1,636,211
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.475%	222,526	222,491
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.583%	5,345,000	5,344,794
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	3,414,361	3,408,566
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.225%	7,754,023	7,600,378
Cityscape Home Equity Loan Trust(e),(f),(j)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
COLT 2019-1 Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	1,961,563	1,990,383
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	8,818,197	9,672,217
CMO Subordinated Series 2020-RPL3 Class A1
03/25/2060	2.691%	3,750,000	3,749,945
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	5,805,440	5,915,749
CMO Subordinated Series 2020-RPL4 Class A1
01/25/2060	2.000%	11,000,000	11,352,883
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2018-3A Class A3
08/25/2058	3.963%	989,692	1,001,118
CMO Series 2019-2A Class A3
04/25/2059	3.763%	3,254,666	3,286,546
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	5,239,480	5,365,529
CMO Series 2019-1 Class A3
06/25/2059	3.241%	5,145,950	5,268,036
GCAT LLC(a),(c)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	1,157,252	1,133,040
GCAT LLC(a),(c),(e),(f)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	8,050,000	8,050,000
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	4,831,577	4,824,119
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	2,000,000	1,968,917
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2018-2 Class A1
11/25/2058	3.985%	5,598,125	5,798,499
CMO Series 2019-1 Class A3
01/25/2059	3.606%	3,464,842	3,502,014

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	2,922,775	2,943,314
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	3,417,055	3,518,569
Homeward Opportunities Fund Trust(a),(c)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	1,800,000	1,800,000
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
08/25/2049	1.479%	4,213,961	4,209,775
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class B
05/25/2023	3.910%	5,001,723	4,963,750
New Residential Mortgage Loan Trust(a)
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	1,485,341	1,520,055
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	2,917,548	2,962,622
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	2,649,811	2,668,746
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	2,224,200	2,224,459
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.548%	100,817	100,710
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	2,948,759	2,949,541
OSAT Trust(a),(c)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	7,708,396	7,763,506
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	3,966,630	3,999,775
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	825,875	830,096
PRPM LLC(a),(c)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	4,118,707	4,109,591
CMO Series 2020-1A Class A1
02/25/2025	2.981%	4,081,211	4,045,929
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.098%	2,125,000	2,116,296
RCO Trust(a),(c)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	7,680,026	7,912,711
RCO V Mortgage LLC(a),(c)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	10,195	10,196
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	29,977	29,977
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	2,414,988	2,458,055
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2018-IMC2 Class A1
10/25/2048	4.121%	6,628,161	6,786,869
CMO Series 2019-1 Class A3
06/25/2049	3.299%	3,537,594	3,553,136
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	3,343,793	3,372,779
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,735,297	1,758,626
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	11,600,000	11,641,711
Vericrest Opportunity Loan Transferee LXXXIII LLC(a),(c)
CMO Series 2019-NPL9 Class A1A
11/26/2049	3.327%	8,684,390	8,706,044
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(c)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	2,862,125	2,860,389
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	8,139,462	8,139,456
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	4,987,728	4,991,719
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	2,961,041	2,966,793
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	3,998,853	4,002,461
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	6,575,072	6,575,067
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	2,144,330	2,142,929

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	521,080	522,013
CMO Series 2019-1 Class A2
02/25/2059	3.938%	3,547,747	3,589,876
CMO Series 2019-1 Class A3
02/25/2059	4.040%	3,459,053	3,493,921
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,488,497	4,552,100
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	2,449,384	2,506,957
CMO Series 2020-2 Class A1
05/25/2060	2.743%	3,212,710	3,217,175
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	4,500,000	4,499,609
Verus Securitization Trust(a)
CMO Series 2018-INV2 Class A2
10/25/2058	4.401%	8,910,873	9,023,462
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,884,536	2,946,890
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $267,378,581)			269,501,397

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2024	2.125%	10,200,000	10,890,891
Total U.S. Treasury Obligations (Cost $10,882,968)			10,890,891

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(k),(l)	29,328,059	29,325,126
Total Money Market Funds (Cost $29,320,497)		29,325,126
Total Investments in Securities (Cost: $1,198,694,993)		1,207,885,714
Other Assets & Liabilities, Net		(105,195,796)
Net Assets		1,102,689,918

At September 30, 2020, securities and/or cash totaling $506,250 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	630	12/2020	USD	139,205,391	28,398	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(130)	12/2020	USD	(16,384,063)	736	—
U.S. Treasury 5-Year Note	(420)	12/2020	USD	(52,933,125)	—	(13,196)
Total					736	(13,196)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $740,764,607, which represents 67.18% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	19

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $8,301,176, which represents 0.75% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	40,507,850	261,137,959	(272,328,546)	7,863	29,325,126	20,461	52,982	29,328,059
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
September 30, 2020 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	289,095,646	—	289,095,646
Commercial Mortgage-Backed Securities - Non-Agency	—	108,461,843	—	108,461,843
Corporate Bonds & Notes	—	393,387,577	—	393,387,577
Foreign Government Obligations	—	570,239	251,175	821,414
Residential Mortgage-Backed Securities - Agency	—	106,401,820	—	106,401,820
Residential Mortgage-Backed Securities - Non-Agency	—	261,451,396	8,050,001	269,501,397
U.S. Treasury Obligations	10,890,891	—	—	10,890,891
Money Market Funds	29,325,126	—	—	29,325,126
Total Investments in Securities	40,216,017	1,159,368,521	8,301,176	1,207,885,714
Investments in Derivatives
Asset
Futures Contracts	29,134	—	—	29,134
Liability
Futures Contracts	(13,196)	—	—	(13,196)
Total	40,231,955	1,159,368,521	8,301,176	1,207,901,652
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	21

Statement of Assets and Liabilities
September 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,169,374,496)	$1,178,560,588
Affiliated issuers (cost $29,320,497)	29,325,126
Cash collateral held at broker for:
TBA	262,000
Margin deposits on:
Futures contracts	244,250
Receivable for:
Investments sold	1,223,580
Capital shares sold	1,316,531
Dividends	3,111
Interest	4,705,004
Foreign tax reclaims	32,594
Variation margin for futures contracts	50,781
Expense reimbursement due from Investment Manager	2,173
Prepaid expenses	5,829
Other assets	34,739
Total assets	1,215,766,306
Liabilities
Due to custodian	910
Payable for:
Investments purchased	13,702,279
Investments purchased on a delayed delivery basis	95,549,688
Capital shares purchased	1,715,199
Distributions to shareholders	1,721,579
Variation margin for futures contracts	6,562
Management services fees	12,839
Distribution and/or service fees	2,022
Transfer agent fees	55,100
Compensation of board members	254,740
Compensation of chief compliance officer	110
Other expenses	55,360
Total liabilities	113,076,388
Net assets applicable to outstanding capital stock	$1,102,689,918
Represented by
Paid in capital	1,104,099,862
Total distributable earnings (loss)	(1,409,944)
Total - representing net assets applicable to outstanding capital stock	$1,102,689,918
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Short Term Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
September 30, 2020 (Unaudited)
Class A
Net assets	$232,502,315
Shares outstanding	23,155,877
Net asset value per share	$10.04
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.14
Advisor Class
Net assets	$7,904,788
Shares outstanding	788,228
Net asset value per share	$10.03
Class C
Net assets	$19,346,320
Shares outstanding	1,931,330
Net asset value per share	$10.02
Institutional Class
Net assets	$196,162,469
Shares outstanding	19,565,372
Net asset value per share	$10.03
Institutional 2 Class
Net assets	$25,384,559
Shares outstanding	2,535,018
Net asset value per share	$10.01
Institutional 3 Class
Net assets	$620,348,174
Shares outstanding	61,906,836
Net asset value per share	$10.02
Class R
Net assets	$1,041,293
Shares outstanding	103,737
Net asset value per share	$10.04
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	23

Statement of Operations
Six Months Ended September 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$52,982
Interest	14,264,596
Total income	14,317,578
Expenses:
Management services fees	2,211,998
Distribution and/or service fees
Class A	281,731
Class C	103,490
Class R	2,973
Transfer agent fees
Class A	160,096
Advisor Class	5,380
Class C	14,705
Institutional Class	124,006
Institutional 2 Class	6,397
Institutional 3 Class	22,857
Class R	845
Compensation of board members	35,893
Custodian fees	8,632
Printing and postage fees	33,256
Registration fees	60,052
Audit fees	19,804
Legal fees	10,706
Compensation of chief compliance officer	109
Other	12,590
Total expenses	3,115,520
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(419,339)
Fees waived by distributor
Class C	(16,361)
Total net expenses	2,679,820
Net investment income	11,637,758
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,279,821
Investments — affiliated issuers	20,461
Futures contracts	721,594
Net realized gain	8,021,876
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	63,143,519
Investments — affiliated issuers	7,863
Futures contracts	(910,765)
Net change in unrealized appreciation (depreciation)	62,240,617
Net realized and unrealized gain	70,262,493
Net increase in net assets resulting from operations	$81,900,251
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Short Term Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Operations
Net investment income	$11,637,758	$32,690,692
Net realized gain	8,021,876	4,497,994
Net change in unrealized appreciation (depreciation)	62,240,617	(59,758,102)
Net increase (decrease) in net assets resulting from operations	81,900,251	(22,569,416)
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,379,459)	(7,494,007)
Advisor Class	(89,074)	(258,397)
Class C	(158,954)	(624,917)
Institutional Class	(2,066,779)	(7,994,670)
Institutional 2 Class	(269,624)	(832,513)
Institutional 3 Class	(7,285,439)	(23,202,902)
Class R	(11,264)	(73,776)
Total distributions to shareholders	(12,260,593)	(40,481,182)
Increase (decrease) in net assets from capital stock activity	82,592,641	(289,905,816)
Total increase (decrease) in net assets	152,232,299	(352,956,414)
Net assets at beginning of period	950,457,619	1,303,414,033
Net assets at end of period	$1,102,689,918	$950,457,619
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	25

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2020 (Unaudited)		March 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,110,463	30,759,419	6,401,753	63,915,902
Distributions reinvested	218,450	2,155,615	683,379	6,826,996
Redemptions	(3,242,000)	(31,944,693)	(6,759,062)	(67,335,448)
Net increase	86,913	970,341	326,070	3,407,450
Advisor Class
Subscriptions	123,018	1,202,735	592,990	5,951,398
Distributions reinvested	8,681	85,644	24,781	247,219
Redemptions	(102,062)	(987,449)	(596,178)	(5,938,980)
Net increase	29,637	300,930	21,593	259,637
Class C
Subscriptions	345,298	3,389,831	1,083,024	10,764,222
Distributions reinvested	14,329	140,943	48,339	481,967
Redemptions	(690,458)	(6,796,859)	(1,593,293)	(15,852,511)
Net decrease	(330,831)	(3,266,085)	(461,930)	(4,606,322)
Institutional Class
Subscriptions	6,784,515	66,949,382	13,487,201	134,893,664
Distributions reinvested	178,144	1,755,600	687,956	6,868,636
Redemptions	(5,283,201)	(51,912,050)	(26,744,551)	(267,363,131)
Net increase (decrease)	1,679,458	16,792,932	(12,569,394)	(125,600,831)
Institutional 2 Class
Subscriptions	759,726	7,517,476	1,457,642	14,573,417
Distributions reinvested	27,365	269,613	83,528	832,113
Redemptions	(649,946)	(6,273,745)	(975,336)	(9,687,688)
Net increase	137,145	1,513,344	565,834	5,717,842
Institutional 3 Class
Subscriptions	12,407,738	120,573,109	11,351,889	113,370,530
Distributions reinvested	306,375	3,021,731	888,502	8,858,938
Redemptions	(5,757,303)	(56,300,955)	(29,387,467)	(290,861,867)
Net increase (decrease)	6,956,810	67,293,885	(17,147,076)	(168,632,399)
Class R
Subscriptions	6,608	65,138	74,712	748,326
Distributions reinvested	923	9,102	3,310	33,090
Redemptions	(113,495)	(1,086,946)	(123,714)	(1,232,609)
Net decrease	(105,964)	(1,012,706)	(45,692)	(451,193)
Total net increase (decrease)	8,453,168	82,592,641	(29,310,595)	(289,905,816)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Short Term Bond Fund | Semiannual Report 2020

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Columbia Short Term Bond Fund | Semiannual Report 2020	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 9/30/2020 (Unaudited)	$9.37	0.10	0.67	0.77	(0.10)	(0.10)
Year Ended 3/31/2020	$9.98	0.26	(0.54)	(0.28)	(0.33)	(0.33)
Year Ended 3/31/2019	$9.88	0.20	0.05	0.25	(0.15)	(0.15)
Year Ended 3/31/2018	$9.98	0.11	(0.09)	0.02	(0.12)	(0.12)
Year Ended 3/31/2017	$9.97	0.08	0.01	0.09	(0.08)	(0.08)
Year Ended 3/31/2016	$9.98	0.06	(0.02)	0.04	(0.05)	(0.05)
Advisor Class
Six Months Ended 9/30/2020 (Unaudited)	$9.36	0.11	0.68	0.79	(0.12)	(0.12)
Year Ended 3/31/2020	$9.96	0.29	(0.53)	(0.24)	(0.36)	(0.36)
Year Ended 3/31/2019	$9.87	0.23	0.03	0.26	(0.17)	(0.17)
Year Ended 3/31/2018	$9.97	0.13	(0.09)	0.04	(0.14)	(0.14)
Year Ended 3/31/2017	$9.96	0.11	0.00(e)	0.11	(0.10)	(0.10)
Year Ended 3/31/2016	$9.97	0.08	(0.01)	0.07	(0.08)	(0.08)
Class C
Six Months Ended 9/30/2020 (Unaudited)	$9.35	0.07	0.67	0.74	(0.07)	(0.07)
Year Ended 3/31/2020	$9.96	0.20	(0.54)	(0.34)	(0.27)	(0.27)
Year Ended 3/31/2019	$9.86	0.14	0.05	0.19	(0.09)	(0.09)
Year Ended 3/31/2018	$9.96	0.05	(0.09)	(0.04)	(0.06)	(0.06)
Year Ended 3/31/2017	$9.95	0.02	0.01	0.03	(0.02)	(0.02)
Year Ended 3/31/2016	$9.97	(0.00)(e)	(0.02)	(0.02)	(0.00)(e)	(0.00)(e)
Institutional Class
Six Months Ended 9/30/2020 (Unaudited)	$9.36	0.11	0.68	0.79	(0.12)	(0.12)
Year Ended 3/31/2020	$9.96	0.29	(0.53)	(0.24)	(0.36)	(0.36)
Year Ended 3/31/2019	$9.86	0.24	0.03	0.27	(0.17)	(0.17)
Year Ended 3/31/2018	$9.97	0.12	(0.09)	0.03	(0.14)	(0.14)
Year Ended 3/31/2017	$9.95	0.11	0.01	0.12	(0.10)	(0.10)
Year Ended 3/31/2016	$9.96	0.08	(0.02)	0.06	(0.07)	(0.07)
Institutional 2 Class
Six Months Ended 9/30/2020 (Unaudited)	$9.35	0.11	0.67	0.78	(0.12)	(0.12)
Year Ended 3/31/2020	$9.95	0.29	(0.52)	(0.23)	(0.37)	(0.37)
Year Ended 3/31/2019	$9.85	0.22	0.06	0.28	(0.18)	(0.18)
Year Ended 3/31/2018	$9.96	0.14	(0.10)	0.04	(0.15)	(0.15)
Year Ended 3/31/2017	$9.95	0.12	0.00(e)	0.12	(0.11)	(0.11)
Year Ended 3/31/2016	$9.96	0.09	(0.01)	0.08	(0.09)	(0.09)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Short Term Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2020 (Unaudited)	$10.04	8.28%	0.85%(c)	0.77%(c)	1.99%(c)	76%	$232,502
Year Ended 3/31/2020	$9.37	(2.94%)	0.85%	0.78%(d)	2.61%	169%	$216,266
Year Ended 3/31/2019	$9.98	2.55%	0.86%	0.80%(d)	2.02%	154%	$226,907
Year Ended 3/31/2018	$9.88	0.15%	0.86%	0.80%(d)	1.06%	86%	$242,170
Year Ended 3/31/2017	$9.98	0.90%	0.88%	0.80%(d)	0.82%	68%	$290,277
Year Ended 3/31/2016	$9.97	0.41%	0.89%	0.80%(d)	0.58%	73%	$371,442
Advisor Class
Six Months Ended 9/30/2020 (Unaudited)	$10.03	8.43%	0.60%(c)	0.52%(c)	2.23%(c)	76%	$7,905
Year Ended 3/31/2020	$9.36	(2.60%)	0.60%	0.53%(d)	2.87%	169%	$7,103
Year Ended 3/31/2019	$9.96	2.71%	0.61%	0.55%(d)	2.30%	154%	$7,344
Year Ended 3/31/2018	$9.87	0.40%	0.60%	0.55%(d)	1.31%	86%	$7,420
Year Ended 3/31/2017	$9.97	1.16%	0.63%	0.55%(d)	1.07%	68%	$9,760
Year Ended 3/31/2016	$9.96	0.66%	0.64%	0.55%(d)	0.82%	73%	$10,494
Class C
Six Months Ended 9/30/2020 (Unaudited)	$10.02	7.98%	1.60%(c)	1.36%(c)	1.40%(c)	76%	$19,346
Year Ended 3/31/2020	$9.35	(3.53%)	1.60%	1.38%(d)	2.02%	169%	$21,157
Year Ended 3/31/2019	$9.96	1.94%	1.61%	1.40%(d)	1.38%	154%	$27,118
Year Ended 3/31/2018	$9.86	(0.45%)	1.61%	1.40%(d)	0.46%	86%	$42,010
Year Ended 3/31/2017	$9.96	0.33%	1.62%	1.40%(d)	0.22%	68%	$59,183
Year Ended 3/31/2016	$9.95	(0.19%)	1.64%	1.40%(d)	(0.02%)	73%	$72,602
Institutional Class
Six Months Ended 9/30/2020 (Unaudited)	$10.03	8.43%	0.60%(c)	0.52%(c)	2.24%(c)	76%	$196,162
Year Ended 3/31/2020	$9.36	(2.60%)	0.60%	0.53%(d)	2.87%	169%	$167,429
Year Ended 3/31/2019	$9.96	2.81%	0.61%	0.55%(d)	2.40%	154%	$303,373
Year Ended 3/31/2018	$9.86	0.29%	0.61%	0.55%(d)	1.23%	86%	$194,236
Year Ended 3/31/2017	$9.97	1.26%	0.63%	0.55%(d)	1.07%	68%	$985,868
Year Ended 3/31/2016	$9.95	0.66%	0.64%	0.55%(d)	0.82%	73%	$1,093,664
Institutional 2 Class
Six Months Ended 9/30/2020 (Unaudited)	$10.01	8.37%	0.52%(c)	0.44%(c)	2.31%(c)	76%	$25,385
Year Ended 3/31/2020	$9.35	(2.52%)	0.51%	0.44%	2.94%	169%	$22,420
Year Ended 3/31/2019	$9.95	2.91%	0.51%	0.46%	2.27%	154%	$18,228
Year Ended 3/31/2018	$9.85	0.39%	0.51%	0.46%	1.44%	86%	$30,580
Year Ended 3/31/2017	$9.96	1.25%	0.50%	0.45%	1.16%	68%	$17,167
Year Ended 3/31/2016	$9.95	0.76%	0.49%	0.44%	0.89%	73%	$14,242
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	29

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 9/30/2020 (Unaudited)	$9.36	0.12	0.66	0.78	(0.12)	(0.12)
Year Ended 3/31/2020	$9.96	0.30	(0.53)	(0.23)	(0.37)	(0.37)
Year Ended 3/31/2019	$9.86	0.24	0.05	0.29	(0.19)	(0.19)
Year Ended 3/31/2018	$9.96	0.15	(0.10)	0.05	(0.15)	(0.15)
Year Ended 3/31/2017	$9.95	0.13	0.00(e)	0.13	(0.12)	(0.12)
Year Ended 3/31/2016	$9.96	0.09	(0.01)	0.08	(0.09)	(0.09)
Class R
Six Months Ended 9/30/2020 (Unaudited)	$9.37	0.09	0.67	0.76	(0.09)	(0.09)
Year Ended 3/31/2020	$9.98	0.24	(0.54)	(0.30)	(0.31)	(0.31)
Year Ended 3/31/2019	$9.88	0.18	0.05	0.23	(0.13)	(0.13)
Year Ended 3/31/2018	$9.99	0.08	(0.10)	(0.02)	(0.09)	(0.09)
Year Ended 3/31/2017	$9.97	0.06	0.02	0.08	(0.06)	(0.06)
Year Ended 3/31/2016	$9.98	0.03	(0.01)	0.02	(0.03)	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Short Term Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 9/30/2020 (Unaudited)	$10.02	8.39%	0.47%(c)	0.39%(c)	2.37%(c)	76%	$620,348
Year Ended 3/31/2020	$9.36	(2.47%)	0.46%	0.39%	3.00%	169%	$514,116
Year Ended 3/31/2019	$9.96	2.96%	0.46%	0.41%	2.41%	154%	$717,896
Year Ended 3/31/2018	$9.86	0.54%	0.46%	0.41%	1.50%	86%	$771,726
Year Ended 3/31/2017	$9.96	1.30%	0.45%	0.40%	1.28%	68%	$394,827
Year Ended 3/31/2016	$9.95	0.81%	0.44%	0.40%	0.88%	73%	$7,030
Class R
Six Months Ended 9/30/2020 (Unaudited)	$10.04	8.15%	1.09%(c)	1.02%(c)	1.75%(c)	76%	$1,041
Year Ended 3/31/2020	$9.37	(3.18%)	1.10%	1.03%(d)	2.37%	169%	$1,966
Year Ended 3/31/2019	$9.98	2.30%	1.11%	1.05%(d)	1.78%	154%	$2,549
Year Ended 3/31/2018	$9.88	(0.20%)	1.10%	1.05%(d)	0.81%	86%	$2,535
Year Ended 3/31/2017	$9.99	0.75%	1.12%	1.05%(d)	0.56%	68%	$3,490
Year Ended 3/31/2016	$9.97	0.16%	1.14%	1.05%(d)	0.32%	73%	$3,380
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2020	31

Notes to Financial Statements
September 30, 2020 (Unaudited)
Note 1. Organization
Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
32	Columbia Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Short Term Bond Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
34	Columbia Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	29,134*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	13,196*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	721,594

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(910,765)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	145,236,329
Futures contracts — short	61,378,809

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2020.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Short Term Bond Fund | Semiannual Report 2020	35

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
36	Columbia Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Short Term Bond Fund | Semiannual Report 2020	37

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2020 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
38	Columbia Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
For the six months ended September 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Effective September 1, 2020, the Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through August 31, 2021 so that the distribution fee does not exceed 0.55% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to September 1, 2020, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.60% annually of the average daily net assets attributable to Class C shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended September 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 - 1.00(a)	101,706
Class C	—	1.00(b)	2,120

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Short Term Bond Fund | Semiannual Report 2020	39

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2020 through July 31, 2021	Prior to August 1, 2020
Class A	0.77%	0.79%
Advisor Class	0.52	0.54
Class C	1.52*	1.54
Institutional Class	0.52	0.54
Institutional 2 Class	0.44	0.44
Institutional 3 Class	0.39	0.39
Class R	1.02	1.04
*Effective September 1, 2020, the contractual expense reimbursement arrangement is in effect through August 31, 2021.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,198,695,000	17,346,000	(8,139,000)	9,207,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,169,689)	(12,198,087)	(13,367,776)
40	Columbia Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $953,658,649 and $826,120,325, respectively, for the six months ended September 30, 2020, of which $623,908,178 and $593,167,383, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2020.
Columbia Short Term Bond Fund | Semiannual Report 2020	41

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
42	Columbia Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At September 30, 2020, one unaffiliated shareholder of record owned 36.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 43.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Short Term Bond Fund | Semiannual Report 2020	43

Notes to Financial Statements  (continued)
September 30, 2020 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
44	Columbia Short Term Bond Fund | Semiannual Report 2020

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
Columbia Short Term Bond Fund | Semiannual Report 2020	45

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
46	Columbia Short Term Bond Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Short Term Bond Fund | Semiannual Report 2020	47

Columbia Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR222_03_K01_(11/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	November 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	November 20, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	November 20, 2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	November 20, 2020